Cover	May 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2022
Entity File Number	0-04041
Entity Registrant Name	ALLIED MOTION TECHNOLOGIES INC.
Entity Central Index Key	0000046129
Entity Tax Identification Number	84-0518115
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	495 Commerce Drive
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14228
City Area Code	716
Local Phone Number	242-8634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AMOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false